Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
February 11, 2022
Via EDGAR
SEC Reviewer
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A (No. 126)
File Numbers 002-35570, 811-01944
Dear SEC Reviewer,
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A (the “Amendment”) under the 1933 Act and the Investment Company Act of 1940, as amended. The Amendment is being filed as an annual update under Rule 485(a) to add a new series of the Registrant, the U.S. LargeCap Buffer July Account (the “July Buffer Account”).
Because other disclosure in the filing has been reviewed as part of the annual update process and off-cycle filings for other new funds, the Registrant requests selective review of the disclosure relevant to the limited material changes in the filing – the addition of the July Buffer Account. See Release No. 33-6510 (February 15, 1984).
In the Amendment, the Registrant updated certain calendar-year-end information, such as fund and index performance information. Certain disclosures have also been updated to include supplements and other changes over the year and as part of the annual update process, as well as to make changes related to Commission Staff comments to other filings made by the Principal Funds Complex. The Registrant also re-ordered certain sections and updated certain defined terms in connection with the Registrant’s engagement of a new filing vendor; although these changes are marked with ‘r-tags’ as changes to the Amendment, they are largely stylistic, and the Registrant considers them to be immaterial. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense examples and 5% and 25% ownership information.
Pursuant to ADI 2018-02 (Template Filing Relief) and Rule 485(b)(1)(vii) of the 1933 Act, the Registrant will file separate correspondence requesting template filing relief, requesting that the Amendment be considered the template, allowing disclosures for three additional series of PVC (the U.S. LargeCap Buffer October Account, the U.S. LargeCap Buffer January Account, and the U.S. LargeCap Buffer April Account) to be included in one or more replicate filings pursuant to Rule 485(b).
Please call me at 515-247-5419 if you have questions.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant
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